Financial Results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial results [Line Items]
Financial income	R$ 1,184,779	R$ 1,069,116	R$ 956,413
Finance costs	2,341,793	2,274,106	1,950,927
(-) Update of provision for destination of	0	0	1,011,370
Finance income (cost)	(1,157,014)	(1,204,990)	(2,005,884)
Return On Financial Investments [Member]
Disclosure of financial results [Line Items]
Financial income	738,229	540,672	406,270
Arrears Charges On Energy Bills [Member]
Disclosure of financial results [Line Items]
Financial income	231,333	200,341	265,818
Interest On Taxes To Be Offset [Member]
Disclosure of financial results [Line Items]
Financial income	92,794	89,938	63,810
Other Financial Income [Member]
Disclosure of financial results [Line Items]
Financial income	74,252	75,660	25,748
Remuneration Of Net Sectorial Assets And Liabilities [Member]
Disclosure of financial results [Line Items]
Financial income	44,033	62,795	146,753
Income And Monetary Restatement Of Judicial Deposits [Member]
Disclosure of financial results [Line Items]
Financial income	32,859	55,092	42,846
Monetary Variation And Adjust To Present Value Of Accounts Payable Related To The Concession [Member]
Disclosure of financial results [Line Items]
Financial income	17,838	69,059	2,720
Monetary variation over the Itaipu power purchase [Member]
Disclosure of financial results [Line Items]
Financial income	2,629	17,073	43,946
Pispasep And Cofins Taxes On Financial Income [Member]
Disclosure of financial results [Line Items]
Financial income	(49,188)	(41,514)	(41,498)
Monetary And Exchange Variation And Debt Charges [Member]
Disclosure of financial results [Line Items]
Finance costs	1,745,166	1,763,555	1,479,057
Monetary variation and adjustment to present value of accounts payable related to the concession [Member]
Disclosure of financial results [Line Items]
Finance costs	167,296	140,214	142,673
Monetary Restatement On The Provision For Legal [Member]
Disclosure of financial results [Line Items]
Finance costs	96,964	77,715	0
P I S Pasep Cofins Taxes On Interest On Capital [Member]
Disclosure of financial results [Line Items]
Finance costs	86,609	101,251	107,720
Restatement Of Provision For Allocation Of Pis And Cofins Credits [Member]
Disclosure of financial results [Line Items]
Finance costs	43,327	58,518	29,324
Monetary variation over the Itaipu power purchase (expense) [Member]
Disclosure of financial results [Line Items]
Finance costs	40,616	10,605	27,584
Remuneration Of Net Sectorial Assets And Liabilities Expense [Member]
Disclosure of financial results [Line Items]
Finance costs	35,186	4,542	11,208
Interest On Lease Liabilities [Member]
Disclosure of financial results [Line Items]
Finance costs	28,560	24,292	19,441
Interest On Tax Installments [Member]
Disclosure of financial results [Line Items]
Finance costs	25,791	39,569	38,111
Interest On R And D And EEP [Member]
Disclosure of financial results [Line Items]
Finance costs	22,050	26,009	33,810
Other Financial Expenses [Member]
Disclosure of financial results [Line Items]
Finance costs	R$ 50,228	R$ 27,836	R$ 61,999